Shareholder Report, Average Annual Return (Details) 1014030_Franklin FTSE Mexico ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	101 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin FTSE Mexico ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin FTSE Mexico ETF (NAV)
Average Annual Return, Percent	52.06%	14.53%	7.85%
FTSE Mexico Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Mexico Index-NR
Average Annual Return, Percent	53.04%	14.05%	7.82%
FTSE Mexico Capped Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Mexico Capped Index-NR
Average Annual Return, Percent	52.46%	14.54%	7.87%